Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - Narrative (Details) - EBP 003 - EBP, Employer, Common Stock	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 4,941,781
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 6,821,269